INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Materials	$ 8,655	$ 4,551
Customer support inventory	742	724
Work in progress	608	745
Inventory Net	$ 10,005	$ 6,020